Debt - Additional Information (Detail)				1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Oct. 28, 2020 USD ($)	Apr. 27, 2020 USD ($)	Feb. 21, 2018 USD ($)	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Feb. 28, 2018 USD ($)	Apr. 30, 2015 USD ($)	Sep. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	May 31, 2017 USD ($)	May 25, 2020 USD ($)	Apr. 30, 2020 USD ($)	Dec. 18, 2017 USD ($)	Jul. 25, 2014 USD ($)
Debt Disclosure [Line Items]
Repayments of Lines of Credit										$ 106,153,000	$ 10,085,000	$ 19,697,000	$ 30,000,000	$ 110,000,000
Proceeds from lines of credit										104,918,000	$ 9,964,000	$ 20,070,000	30,000,000	90,000,000
Net leverage ratio									4.50			4.50
Percentage Of Net Cash Proceeds From Non Ordinary Asset Sales Casualty And Condemnation Events That Must Be Used To Prepay Outstanding Term Loan If Not Reinvested In Business												100.00%
Amortization of deferred debt issuance costs												$ 16,900,000	15,300,000	$ 13,200,000
Debt issuance costs									$ 103,200,000			103,200,000	103,200,000
Debt issuance costs less accumulated amortization									73,300,000			73,300,000	56,500,000
Borrowing base		$ 200,000,000
Proceeds from accounts receivable		$ 120,000,000								120,000,000
Repayments of accounts receivable	$ 120,000,000
Aggregate principal amount								$ 3,331,483,000	3,229,582,000	$ 3,331,483,000		$ 3,229,582,000	3,254,543,000
Revolving Credit Facility
Debt Disclosure [Line Items]
Commitment fee percentage												0.50%
Line of credit facility, remaining borrowing capacity									0			$ 0	0
Line of credit facility, average outstanding amount												$ 30,000,000	105,000,000
Borrowing base	775,000,000
Letter of Credit [Member]
Debt Disclosure [Line Items]
Commitment fee percentage												0.375%
Line of credit facility, remaining borrowing capacity									63,500,000			$ 63,500,000	44,000,000
Borrowing base									$ 63,500,000			$ 63,500,000	44,000,000
First Lien Term Loan
Debt Disclosure [Line Items]
Debt instrument, maturity date										Jul. 23, 2021
Borrowing base								2,500,000,000		$ 2,500,000,000
Second Lien Term Loan
Debt Disclosure [Line Items]
Debt instrument, maturity date										Jul. 25, 2021
Borrowing base								760,000,000		$ 760,000,000
Senior Secured Notes
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity	1,325,000,000
Term Loan Facility [Member]
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity	$ 400,000,000
2014 Topco Acquisition | Revolving Credit Facility
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity																			$ 200,000,000
Debt instrument, maturity date												Jul. 25, 2019
Debt Instrument, Covenant Description												Covenants.The Revolving Credit Facility has a "springing" financial maintenance covenant. If, at the end of any fiscal quarter, the Borrower has used more than 30% of the Revolving Credit Facility commitments (excluding letters of credit), then the Borrower must demonstrate that its first lien net leverage ratio is equal to or less than 8.251.00 for the twelve-month period ended as of such fiscal quarter. If the financial covenant is required to be tested and cannot be met, the Borrower has a customary right to "cure" the default with the proceeds of a specified capital contribution (if made available to the Borrower by its parent entity or that entity's equity holders), which is treated as EBITDA for purposes of demonstrating compliance with the financial covenant.
Debt instrument, covenant compliance												The Borrower was in compliance with the financial covenant as of December 31, 2019 and 2018, regardless of whether the covenant was required to be tested.
2014 Topco Acquisition | Incremental First Lien Term Loans [Member]
Debt Disclosure [Line Items]
Debt instrument, maturity date												Apr. 23, 2021
2014 Topco Acquisition | Initial First Lien Term Loans [Member]
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity																			1,800,000,000
Repayments of Lines of Credit												$ 25,900,000	$ 25,900,000
Proceeds from lines of credit						$ 350.0	$ 150.0								$ 225.0
Debt instrument, maturity date							Apr. 23, 2021					Jul. 23, 2021
Debt amortization per annum									1.00%			1.00%
Debt instrument, redemption price,percentage of excess cashflow												50.00%
Repayment of debt												$ 20,000,000
Effective interest rate									5.53%			5.53%	5.25%
2014 Topco Acquisition | Second Lien Term Loans [Member]
Debt Disclosure [Line Items]
Debt instrument, maturity date												Jul. 25, 2022
Amortization payment									$ 6,500,000
Effective interest rate									8.78%			8.78%	8.48%
Second Lien Term Loans [Member] | 2014 Topco Acquisition
Debt Disclosure [Line Items]
Net leverage ratio									6.00			6.00
Maximum [Member]
Debt Disclosure [Line Items]
Debt instrument fee												Interest and Fees. Interest on the credit facilities accrues at a floating rate. For each borrowing and interest period, the Borrower has the right to choose either a base rate or Eurodollar rate of interest. The base rate is, as of any date, the highest of (a) the federal funds rate plus 0.5%, (b) Bank of America’s “prime rate” and (c) the Eurodollar rate for an interest period of one month plus 1.00%. The Eurodollar rate is, for a specified interest period of one, two, three, six, or twelve months, the rate equal to the ICE London InterBank Offered Rate (“LIBOR Rate”) determined two business days prior to the start of the applicable interest period, further adjusted for statutory reserves. The base rate and Eurodollar rate for term loans are each subject to a “floor” of 2.00% and 1.00%, respectively. Base rate interest is payable at the end of each quarter, and Eurodollar rate interest is payable at the end of the applicable interest period or, if more than three months, every three months. If a Eurodollar rate loan is prepaid or converted to base rate prior to the end of the applicable interest period, the Borrower may be liable for customary “breakage” costs. Both base rate loans and Eurodollar rate loans accrue interest at the applicable rate plus a margin, as follows: • for the Revolving Credit Facility, there is a pricing grid based on first lien net leverage where the base rate margins range between 2.25% to 1.75% and the Eurodollar rate margins range between 3.25% and 2.75%, with the margin determined based on whether the Borrower is above or below a leverage ratio of 4.50:1.00 or 4.00:1.00; • for First Lien Term Loans, the base rate margin is 2.25% and the Eurodollar rate margin is 3.25%; and • for Second Lien Term Loans, the base rate margin is 5.50% and the Eurodollar rate margin is 6.50%.
Maximum [Member] | 2014 Topco Acquisition
Debt Disclosure [Line Items]
Percentage of public offering used to pay expenses, per annum												6.00%
Maximum [Member] | 2014 Topco Acquisition | Initial First Lien Term Loans [Member]
Debt Disclosure [Line Items]
Debt instrument, redemption price,percentage of excess cashflow												0.00%
Net leverage ratio									3.75			3.75
Minimum [Member]
Debt Disclosure [Line Items]
Percentage of minimum funding threshold		60.00%
Minimum [Member] | 2014 Topco Acquisition | Initial First Lien Term Loans [Member]
Debt Disclosure [Line Items]
Debt instrument, redemption price,percentage of excess cashflow												25.00%
Net leverage ratio									4.50			4.50
JAPAN
Debt Disclosure [Line Items]
Aggregate principal amount																$ 2,800,000
Interest rate payable																1.82%
Loan maturity date																May 27, 2029
Base Rate [Member] | 2014 Topco Acquisition | Initial First Lien Term Loans [Member]
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate												2.25%
Base Rate [Member] | Second Lien Term Loans [Member] | 2014 Topco Acquisition
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate												5.50%
Base Rate [Member] | Maximum [Member] | 2014 Topco Acquisition | Revolving Credit Facility
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate												2.25%
Base Rate [Member] | Minimum [Member] | 2014 Topco Acquisition | Revolving Credit Facility
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate												1.75%
Eurodollar [Member] | 2014 Topco Acquisition | Initial First Lien Term Loans [Member]
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate												3.25%
Eurodollar [Member] | Second Lien Term Loans [Member] | 2014 Topco Acquisition
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate												6.50%
Eurodollar [Member] | Maximum [Member] | 2014 Topco Acquisition | Revolving Credit Facility
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate												3.25%
Net leverage ratio									4.50			4.50
Eurodollar [Member] | Minimum [Member] | 2014 Topco Acquisition | Revolving Credit Facility
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate												2.75%
Net leverage ratio									4.00			4.00
Delayed Draw Term Loans [Member] | 2014 Topco Acquisition | Initial First Lien Term Loans [Member]
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity																			60,000,000,000
Letter of Credit [Member] | 2014 Topco Acquisition | Revolving Credit Facility
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity																			75,000,000
Daymon Credit Agreement [Member] | Daymon Acquisition [Member]
Debt Disclosure [Line Items]
Fair value of credit agrement									$ 207,000,000			$ 207,000,000
Discount on outstanding balances																		$ 2,600,000
Daymon Credit Agreement [Member] | Daymon Acquisition [Member] | Term Loan Credit Facility [Member]
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity									100,000,000			100,000,000
Daymon Credit Agreement [Member] | Daymon Acquisition [Member] | Revolving Credit Facility
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity									125,000,000			$ 125,000,000
Daymon Credit Agreement [Member] | Daymon Acquisition [Member] | Incremental First Lien Term Loans [Member]
Debt Disclosure [Line Items]
Aggregate principal amount			$ 350,000,000
Repayments of Lines of Credit			$ 205,100,000
Daymon Credit Agreement [Member] | Maximum [Member] | Daymon Acquisition [Member] | Incremental First Lien Term Loans [Member]
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate			3.25%
Daymon Credit Agreement [Member] | Minimum [Member] | Daymon Acquisition [Member] | Incremental First Lien Term Loans [Member]
Debt Disclosure [Line Items]
Debt instrument, basis spread on variable rate			2.25%
Second Lien Term Loans [Member] | 2014 Topco Acquisition
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity																			$ 760,000,000
First Lien Term Loan
Debt Disclosure [Line Items]
Debt instrument, maturity date												Jul. 31, 2021
Amortization payment										25,900,000
Aggregate principal amount								2,448,123,000	$ 2,467,529,000	2,448,123,000		$ 2,467,529,000	$ 2,493,404,000
First Lien Term Loan | Minimum [Member]
Debt Disclosure [Line Items]
Amortization payment								6,500,000		19,400,000
Revolving Credit Facility
Debt Disclosure [Line Items]
Increased borrowing capacity				$ 80,000,000	$ 80,000,000
Account Receivable Securitization Facility [Member]
Debt Disclosure [Line Items]
Aggregate principal amount								$ 120,000,000		$ 120,000,000
Account Receivable Securitization Facility [Member] | Revolving Credit Facility
Debt Disclosure [Line Items]
Line of credit facility, maximum borrowing capacity																	$ 300,000,000